Prepayments and Other Assets, Net (Details) - Schedule of movement of allowance of doubtful accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of movement of allowance of doubtful accounts [Abstract]
Beginning balance	$ 439	$ 591	$ 382
Provisions for prepayments and other assets	54		173
Written-off		(164)
Exchange rate effect	(39)	12	36
Ending balance	$ 454	$ 439	$ 591